Inventories and Supplies	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Inventories and Supplies
17.
Inventories and Supplies

As at December 31, 2024 and 2023, this account consists of:

	2024	2023
	(in million pesos)
Cost
Commercial	2,486	2,053
Network	1,945	1,971
Others	384	928
Total	4,815	4,952

Allowance for inventory obsolescence and write-down
Commercial	228	306
Network	1,180	1,020
Others	101	286
Total	1,509	1,612

Net realizable value
Commercial	2,258	1,747
Network	765	951
Others	283	642
Total	3,306	3,340

The cost of inventories and supplies recognized as expense for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(in million pesos)
Cost of sales	9,904	11,912	11,287
Repairs and maintenance	407	734	986
Provision for inventory obsolescence	196	89	408
Selling and promotions	—	—	4
	10,507	12,735	12,685

Changes in the allowance for inventory obsolescence and write-down for the years ended December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Balances at beginning of the year	1,612	2,218
Provisions (Note 5)	196	89
Reversals	(38)	(252)
Disposals and other adjustments	(85)	(59)
Cost of sales	(176)	(384)
Balances at end of the year	1,509	1,612